Note 7 - Derivative Liabilities (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Series F	Series G	Series H
Beginning balance at September 30, 2021	$1,000,000	$748,275	$459,200
Issuances	—	—	—
Adjustments for the expiration of warrant	(1,000,000)	—	—
Ending balance at September 30, 2022	$—	$748,275	$459,200
	Series F	Series G	Series H
Beginning balance at September 30, 2020	$1,000,000	$748,275	$568,144
Issuances	—	—	—
Adjustments to estimated fair value	—	—	(108,944)
Ending balance at September 30, 2021	$1,000,000	$748,275	$459,200

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	Series G	Series H
Closing price per share of Common Stock

Exercise price per share	$140.00	$80.00

Expected volatility	132.97%	122.50%

Risk-free interest rate	4.05%	4.14%

Dividend yield	—	—

Remaining expected term of underlying securities (years)	0.69	1.57
	Series F	Series G	Series H
Closing price per share of Common Stock	$0.12	$0.12	$0.12
Exercise price per share	$150.00	$140.00	$80.00
Expected volatility	90.28%	87.40%	86.59%
Risk-free interest rate	0.04%	0.19%	0.41%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	0.34	1.70	2.58